CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.2%
Australia - 3.7%
Bapcor Ltd.	575,219	2,258,088
BlueScope Steel Ltd.	67,067	570,267
Bravura Solutions Ltd.	559,642	1,915,813
Challenger Ltd. (1)	240,018	1,120,319
GDI Property Group	2,602,425	2,532,524
Magellan Financial Group Ltd.	28,196	1,012,252
Nine Entertainment Co. Holdings Ltd. (1)	1,282,459	1,694,195
Steadfast Group Ltd.	448,246	1,105,761
		12,209,219

Austria - 0.6%
CA Immobilien Anlagen AG	53,219	1,951,835

Belgium - 1.3%
Kinepolis Group NV	51,644	2,819,910
Melexis NV (1)	22,155	1,498,047
		4,317,957

Canada - 2.4%
CAE, Inc.	225,434	6,061,266
Kinaxis, Inc. (2)	29,192	1,820,557
		7,881,823

Denmark - 0.7%
Topdanmark AS	43,771	2,470,290

France - 2.3%
Lagardere SCA	83,865	2,184,924
Nexity S.A.	35,201	1,521,130
Rubis SCA	71,290	4,013,946
		7,720,000

Germany - 4.7%
ADVA Optical Networking SE (2)	184,565	1,350,628
Brenntag AG	59,778	2,933,155
Carl Zeiss Meditec AG	23,036	2,272,048
GRENKE AG	17,946	1,929,408
Norma Group SE	90,164	3,736,634
Rational AG	4,650	3,204,757
Salzgitter AG	12,442	356,540
		15,783,170

Hong Kong - 2.1%

CITIC Telecom International Holdings Ltd.	4,455,001	1,766,548
Hysan Development Co. Ltd.	698,412	3,608,801
Samsonite International SA (3)	717,749	1,651,604
		7,026,953

Ireland - 1.9%
Green REIT plc	325,066	669,068
Kerry Group plc, Class A	23,072	2,754,793
UDG Healthcare plc	276,575	2,805,709
		6,229,570

Italy - 4.5%
Amplifon SpA	114,107	2,673,631
Banca Generali SpA	57,838	1,665,419
DiaSorin SpA	24,487	2,844,724
FinecoBank Banca Fineco SpA	97,154	1,083,799
MARR SpA	161,465	3,685,679
Moncler SpA	71,516	3,065,272
		15,018,524

Japan - 27.5%
77 Bank Ltd. (The)	85,189	1,255,901
Asahi Co. Ltd. (1)	265,548	2,999,404
Asahi Intecc Co. Ltd.	59,384	1,467,920
Chiba Bank Ltd. (The)	240,890	1,179,631
Daiichikosho Co. Ltd.	78,873	3,679,216
Dowa Holdings Co. Ltd.	30,160	969,484
FP Corp.	85,683	5,244,480
Fuji Seal International, Inc.	102,170	3,131,707
Fukuoka Financial Group, Inc.	66,663	1,220,826
HIS Co. Ltd.	118,106	2,944,154
Invesco Office J-REIT, Inc.	17,843	2,985,366
Itochu Techno-Solutions Corp.	141,671	3,642,115
Japan Hotel REIT Investment Corp.	2,400	1,933,652
Japan Lifeline Co. Ltd. (1)	115,000	1,868,237
K’s Holdings Corp.	379,801	3,586,243
Kenedix, Inc. (1)	479,100	2,392,913
Kewpie Corp.	147,206	3,253,998
Kuraray Co. Ltd.	262,918	3,149,545
Lion Corp.	158,745	2,961,432
Mitsui Fudosan Logistics Park, Inc.	576	1,958,872
Morinaga & Co. Ltd.	87,577	4,271,245
Nabtesco Corp. (1)	125,252	3,499,164
Nippon Light Metal Holdings Co. Ltd.	907,601	1,967,550
Nohmi Bosai Ltd.	159,211	3,406,704
Nomura Co. Ltd.	255,861	3,202,469
Okamura Corp.	359,138	3,596,074
Penta-Ocean Construction Co. Ltd.	844,359	4,149,492
Press Kogyo Co., Ltd.	373,560	1,697,444
Sakata Seed Corp.	102,083	2,988,102

Ship Healthcare Holdings, Inc.	95,713	4,140,626
Sumco Corp. (1)	136,185	1,623,330
Tokyo Century Corp.	36,538	1,546,186
Yamaha Corp.	77,338	3,681,088
		91,594,570

Luxembourg - 0.1%
APERAM S.A.	10,795	303,678

Netherlands - 5.3%
Aalberts NV	105,984	4,160,109
Core Laboratories NV	14,537	759,994
GrandVision NV (3)	173,476	4,030,010
IMCD Group NV	63,061	5,784,650
NSI NV	66,811	2,826,395
		17,561,158

New Zealand - 1.1%
Fisher & Paykel Healthcare Corp. Ltd.	361,552	3,761,049

Norway - 2.1%
SpareBank 1 SR-Bank ASA	491,325	5,989,823
TGS NOPEC Geophysical Co. ASA	36,261	1,020,392
		7,010,215

Singapore - 1.7%
Keppel REIT (1)	3,575,000	3,329,863
Yanlord Land Group Ltd.	2,569,300	2,452,039
		5,781,902

Spain - 1.4%
Acciona SA (1)	27,607	2,962,849
Arima Real Estate SOCIMI S.A. (2)	144,547	1,627,460
		4,590,309

Sweden - 7.2%
Assa Abloy AB, Class B	228,403	5,153,385
Boliden AB	39,103	1,001,972
Bufab AB	173,640	1,996,018
Fabege AB	151,946	2,287,869
Hexagon AB, Class B	46,296	2,574,225
Husqvarna AB, Class B (1)	375,974	3,520,830
Indutrade AB	145,317	4,646,386
Trelleborg AB, Class B	201,714	2,867,569
		24,048,254

Switzerland - 9.5%
Belimo Holding AG	544	3,345,159
Bossard Holding AG, Class A	11,393	1,773,592
Cembra Money Bank AG	32,301	3,117,099

Galenica AG (3)	50,267	2,525,879
Logitech International SA	71,351	2,851,952
Lonza Group AG	9,684	3,269,249
Sika AG	39,780	6,796,121
Straumann Holding AG	2,564	2,265,752
Vontobel Holding AG	33,788	1,879,947
VZ Holding AG	14,125	3,871,602
		31,696,352

United Kingdom - 17.4%
Abcam plc	127,745	2,394,204
Avast plc (3)	406,481	1,550,882
Bellway plc	102,237	3,616,010
Bodycote plc	327,416	3,441,010
Cranswick plc	94,576	3,103,795
Croda International plc	35,290	2,295,484
Dechra Pharmaceuticals plc	77,802	2,715,472
DS Smith plc	910,301	4,199,460
First Derivatives plc	67,057	3,030,714
Games Workshop Group plc	56,718	3,573,933
Grainger plc	1,019,093	3,179,798
Halma plc	181,271	4,655,512
Hiscox Ltd.	151,820	3,261,873
Inchcape plc	440,178	3,449,523
Melrose Industries plc	2,457,207	5,648,525
St James’s Place plc	240,914	3,363,743
Weir Group plc (The)	72,011	1,416,913
WH Smith plc	115,742	2,899,181
		57,796,032

United States - 0.7%
Oceaneering International, Inc. (2)	121,284	2,472,981

Total Common Stocks (Cost $305,909,892)		327,225,841

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	987,140
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(6)(7)	111,000	104,229
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(6)(7)	142,000	129,930

Total High Social Impact Investments (Cost $1,253,000)		1,221,299

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	5,745,008	5,745,008

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,745,008)	5,745,008

TOTAL INVESTMENTS (Cost $312,907,900) - 100.3%	334,192,148
Other assets and liabilities, net - (0.3%)	(1,128,126)
NET ASSETS - 100.0%	333,064,022

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $13,489,152 and the total market value of the collateral received by the Fund was $14,144,682, comprised of cash of $5,745,008 and U.S. Government and/or agencies securities of $8,399,674.

(2) Non-income producing security.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $9,758,375, which represents 2.9% of the net assets of the Fund as of June 30, 2019.

(4) Restricted security. Total market value of restricted securities amounts to $1,221,299, which represents 0.4% of the net assets of the Fund as of June 30, 2019.
(5) Affiliated company.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

(7) For fair value measurement disclosure purposes, security is categorized as Level 3.

At June 30, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	21.5%
Consumer Discretionary	13.1%
Financials	11.3%
Real Estate	10.7%
Health Care	10.7%
Materials	9.1%
Information Technology	9.1%
Consumer Staples	7.0%
Communication Services	3.7%
Utilities	2.1%
Energy	1.3%
High Social Impact Investments	0.4%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	142,000

At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $987,140, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,000,000	$—	$—	$1,000,000	$987,140	$11,167	$—	$—	$24,790

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$7,881,823	$—		$—	$7,881,823
Netherlands	759,994	16,801,164		—	17,561,158
United States	2,472,981	—		—	2,472,981
Other Countries(2)	—	299,309,879		—	299,309,879
Total Common Stocks	$11,114,798	$316,111,043	(3)	$—	$327,225,841
High Social Impact Investments	—	987,140		234,159	1,221,299
Short Term Investment of Cash Collateral for Securities Loaned	5,745,008	—		—	5,745,008
Total Investments	$16,859,806	$317,098,183		$234,159	$334,192,148

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.